Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Description of Business [Abstract]
Description of Business
1.	Description of Business

Organization and Business

Ionetix Corporation (the “Company” or “Ionetix”) is a cyclotron technology platform company providing full-service radioisotope production and end-to-end radiopharmaceutical manufacturing solutions. With its proprietary compact superconducting cyclotron technology, the Company manufactures short-lived diagnostic radioisotopes used in positron emission tomography imaging. The Company also manufactures therapeutic radioisotopes for targeted alpha therapy (“TAT”), an emerging cancer therapy utilizing alpha radionuclides. TAT delivers high-energy alpha particles to cancer cells and the tumor microenvironment to treat cancer while preserving healthy tissue.

The Company was incorporated in the state of Delaware on December 28, 2009, and maintains its principal office in Lansing, Michigan.

Merger

On April 9, 2026, the Company entered into an agreement and plan of merger and reorganization (the "Merger Agreement") with JDEV Acquisition Corp. ("JDEV"), and JDEV Merger Subsidiary, Inc., a wholly-owned subsidiary of JDEV ("Merger Sub"), pursuant to which Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of JDEV (the "Merger"). As further discussed in Note 17, Subsequent Events, the Merger closed on April 9, 2026.

Liquidity

The Company has incurred net losses from operations since inception, including $6.9 million and $2.4 million for the three months ended March 31, 2026 and 2025, respectively, and has an accumulated deficit of $193.5 million as of March 31, 2026. The Company has $282 in cash and restricted cash as of March 31, 2026.

On April 9, 2026, the Company completed the Merger described in Note 17, Subsequent Events. In connection with the closing of the Merger, the Company raised $29.7 million in net proceeds from a private placement financing, after deducting placement agent fees and commissions. The Company expects to fund its projected operating requirements through a combination of existing cash, the net proceeds from the private placement financing described above, anticipated revenues from its products and services, and additional financing activities.

The Company expects to continue to incur losses and negative cash flows for the foreseeable future as it continues to invest in research and development, manufacturing, sales and marketing efforts, and site deployment activities to support the growth of its business. If the Company does not perform in line with its operating plan, its capital resources may be depleted more rapidly than expected, and the Company may need to obtain additional financing sooner than anticipated. There can be no assurance that such financing will be available on acceptable terms, or at all.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these condensed consolidated financial statements are issued. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1.	Description of Business

Organization and Business

Ionetix Corporation (the “Company” or “Ionetix”) is a cyclotron technology platform company providing full-service radioisotope production and end-to-end radiopharmaceutical manufacturing solutions. With its proprietary compact superconducting cyclotron technology, the Company manufactures short-lived diagnostic radioisotopes used in positron emission tomography imaging. The Company also manufactures therapeutic radioisotopes for targeted alpha therapy (“TAT”), an emerging cancer therapy utilizing alpha radionuclides. TAT delivers high-energy alpha particles to cancer cells and the tumor microenvironment to treat cancer while preserving healthy tissue.

The Company was incorporated in the state of Delaware on December 28, 2009, and maintains its principal office in Lansing, Michigan.

Liquidity

The Company has incurred net losses from operations since inception, including $39.7 million and $30.1 million for the years ended December 31, 2025, and 2024, respectively, and has an accumulated deficit of $186.6 million as of December 31, 2025. The Company has $432 in cash, cash equivalents and restricted cash as of December 31, 2025. The Company expects to incur additional losses and negative cash flows for the foreseeable future as the Company continues to invest in research and development, manufacturing, sales and marketing efforts and site deployment activities to continue to grow its business.

The Company expects to fund its projected operating requirements through a combination of existing cash and cash equivalents, anticipated revenues from its products and services, and proceeds from ongoing financing activities, including private equity financings, strategic collaborations, and credit or other debt facilities.

If the Company does not perform in line with its 2026 operating plan, its capital resources may be depleted more rapidly than anticipated, which could require it to obtain additional financing sooner than expected. The Company is actively pursuing additional funding; however, there can be no assurance that such financing will be available on a timely basis, on favorable terms, or at all. If additional capital is not secured, the Company may be required to delay, reduce, or discontinue certain sales and marketing initiatives, research and development activities, or other operations, and may postpone product deployment in order to conserve resources and sustain its operations.

To the extent the Company raises additional capital through the issuance of equity or debt securities, existing shareholders may experience dilution, and any such securities may have rights senior to those of current stockholders or contain restrictive covenants that limit the Company’s operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of issuance of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.